Definition of Terms in Fund Name	Jul. 23, 2026
Fund Name Disclosure [Line Items]
Definition of Rule 35d-1 Term in Fund Name [Text Block]

Objectives.

The Trust seeks income, with limited capital appreciation as a secondary objective. Under normal circumstances, the Trust will invest at least 80% of its assets in dividend-paying securities of technology companies. Technology companies are companies classified under the information technology sector of the Global Industry Classification Standard (GICS®). The Trust is concentrated (i.e., invests 25% or more of Trust assets) in common stocks of companies within the information technology sector.

Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]

Portfolio Selection Process.

The Trust is a unit investment trust which invests in a fixed portfolio of common stocks of dividend-paying technology companies, and simultaneously, the portfolio sells a LEAPS® call option against each Common Stock (which is known as a “buy-write” or “covered call” strategy). The writing (selling) of a call option generates income in the form of a premium paid by the option buyer. The portfolio invests this income in U.S. Treasury notes and the interest received from the notes is paid to Unit holders periodically.

Each Common Stock is subject to a contractual right, in the form of LEAPS®, which gives the holder of the LEAPS® (the “Right Holder”) the right to buy the Common Stock at a predetermined price (the “Strike Price”) on any business day prior to the expiration of the LEAPS®. Each LEAPS® will be issued by The Options Clearing Corporation (“OCC”) in the form of an American style option, which means that it is exercisable at the Strike Price on any business day prior to its expiration date. The expiration date for each of the LEAPS® included in the Trust is January 21, 2028.

The Treasury Obligations included in the Trust are non-callable debt obligations that are issued by and backed by the full faith and credit of the U.S. Government.

In calculating the net asset value of a Unit, the price of a Unit is reduced by the value of the LEAPS®.

As of the close of business on the business day preceding the Initial Date of Deposit, the capital appreciation on the Common Stocks held by the Trust is limited to a maximum of approximately 22.80%, because of the obligation of the Trust to the Right Holder with respect to each of the Common Stocks entitling the Right Holder to purchase the Common Stocks at the Strike Price. The LEAPS® limit the Trust’s upside potential in the Common Stocks to an amount equal to the Strike Price. However, as the option premium received in return for issuing the LEAPS® was used to purchase Treasury Obligations, the Trust will receive interest from the Treasury Obligations until they mature and the principal from the Treasury Obligations shortly after they mature.

Illustrative Market Scenarios.

Stock prices increase above the LEAPS’® exercise price: If the market price of a Common Stock held by the Trust is greater than its Strike Price, the Trust will not participate in any appreciation in that Common Stock above the Strike Price because it is expected that the holder of the related LEAPS® will exercise its right to purchase that Common Stock from the Trust at the Strike Price. Profits are limited to the premium income received from writing the LEAPS®, dividends received from the Common Stocks before the date the option to purchase is exercised, interest received from the U.S. Treasury Obligations, plus the difference between each Common Stock’s initial price and their strike price. The Trust will forgo any dividends paid on the Common Stocks after the date the option to purchase is exercised and any gain in the underlying stock price after the stock is sold. It is important to note that writing covered calls limits the appreciation potential of the underlying Common Stocks.

Stock prices remain stable or increase to a level below the LEAPS’® exercise price: If the market price of a Common Stock held by the Trust remains stable or increases in value but fails to appreciate to a price equal to the related Strike Price, it is expected that the LEAPS® will terminate without being exercised, and the Trust, in connection with its termination, will liquidate the Common Stock at its then current market value. Profits are limited to the premium income received from writing the LEAPS®, plus capital appreciation and dividends from the Common Stocks, if any, as well as interest received from the U.S. Treasury Obligations.

Stock prices decrease: If the market price of a Common Stock held by the Trust decreases, it is expected that the LEAPS® will terminate without being exercised, and the Trust, in connection with its termination, will liquidate the Common Stock at its then current market value, which will be less than the value on the Initial Date of Deposit. However, the premium income received from writing the LEAPS® lowers the breakeven point on the Common Stocks (i.e., the point at which the market price is equal to the original cost) by effectively reducing the Common Stocks’ original cost. Losses from the decrease in value of the Common Stocks are limited by the premium income received from the LEAPS®, dividends received from the Common Stocks and interest received from the U.S. Treasury Obligations.

The Strike Price for a Common Stock held by the Trust will be adjusted downward (but not below zero) upon certain extraordinary distributions made by the issuers of the Common Stocks to Unit holders before the LEAPS’® expiration triggered by certain corporate events affecting such Common Stock. For each market scenario, a downward adjustment to the Strike Price for a Common Stock will have the effect of reducing the equity appreciation that a Unit holder may receive. See “Risk Factors—LEAPS®.”

While not a part of the Trust’s portfolio selection process, the Trust also invests in foreign securities, depositary receipts and companies with various market capitalizations.

As with any similar investment, there can be no guarantee that the objectives of the Trust will be achieved. See “Risk Factors” for a discussion of the risks of investing in the Trust.